Reporting Entity - Summary of Consolidated Subsidiaries (Detail) € in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 KRW (₩)
Disclosure of subsidiaries [line items]
Fiscal year end		--12-31
Capital stocks | ₩		₩ 1,789,079						₩ 1,789,079
LG Display America, Inc. [member]
Disclosure of subsidiaries [line items]
Location		San Jose,U.S.A.
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Sep. 24, 1999
Business		Sell display products
Capital stocks | $			$ 411
LG Display Germany GmbH [member]
Disclosure of subsidiaries [line items]
Location		Eschborn, Germany
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Oct. 15, 1999
Business		Sell display products
Capital stocks | €				€ 1
LG Display Japan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Tokyo, Japan
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Oct. 12, 1999
Business		Sell display products
Capital stocks					¥ 95
LG Display Taiwan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Taipei, Taiwan
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Apr. 12, 1999
Business		Sell display products
Capital stocks | $						$ 116
LG Display Nanjing Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Nanjing, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Jul. 15, 2002
Business		Manufacture display products
Capital stocks							¥ 3,020
LG Display Shanghai Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Shanghai, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Jan. 16, 2003
Business		Sell display products
Capital stocks							4
LG Display Guangzhou Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Guangzhou, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Jun. 30, 2006
Business		Manufacture display products
Capital stocks							1,655
LG Display Shenzhen Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Shenzhen, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Jul. 27, 2007
Business		Sell display products
Capital stocks							4
LG Display Singapore Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Singapore
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Nov. 04, 2008
Business		Sell display products
Capital stocks | $			1
L&T Display Technology (Fujian) Limited [member]
Disclosure of subsidiaries [line items]
Location		Fujian,China
Percentage of ownership		51.00%
Fiscal year end		--12-31
Date of incorporation		Dec. 07, 2009
Business		Manufacture and sell LCD module and LCD monitor sets
Capital stocks							116
LG Display Yantai Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Yantai,China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Mar. 17, 2010
Business		Manufacture display products
Capital stocks							1,008
Nanumnuri Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Gumi,South Korea
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Mar. 21, 2012
Business		Provide janitorial services
Capital stocks | ₩		₩ 800
LG Display (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Guangzhou, China
Percentage of ownership		70.00%
Fiscal year end		--12-31
Date of incorporation		Dec. 10, 2012
Business		Manufacture and sell display products
Capital stocks							8,232
Unified Innovative Technology, LLC [member]
Disclosure of subsidiaries [line items]
Location		Wilmington, U.S.A.
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Mar. 12, 2014
Business		Manage intellectual property
Capital stocks | $			9
LG Display Guangzhou Trading Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Guangzhou, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Apr. 28, 2015
Business		Sell display products
Capital stocks							1
Global OLED Technology, LLC [member]
Disclosure of subsidiaries [line items]
Location		Sterling, U.S.A.
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Dec. 18, 2009
Business		Manage OLED intellectual property
Capital stocks | $			138
LG Display Vietnam Haiphong Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Haiphong,Vietnam
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		May 05, 2016
Business		Manufacture and sell display products
Capital stocks | $			600
Suzhou Lehui Display Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Suzhou, China
Percentage of ownership		100.00%
Fiscal year end		--12-31
Date of incorporation		Jul. 01, 2016
Business		Manufacture and sell LCD module and LCD monitor sets
Capital stocks							637
LG DISPLAY FUND I LLC [member]
Disclosure of subsidiaries [line items]
Location	[1]	Wilmington, U.S.A.
Percentage of ownership	[1]	100.00%
Fiscal year end	[1]	--12-31
Date of incorporation	[1]	May 01, 2018
Business	[1]	Invest in venture business and acquire technologies
Capital stocks | $	[1]		$ 75
LG Display High-Tech (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Guangzhou, China
Percentage of ownership		70.00%
Fiscal year end		--12-31
Date of incorporation		Jul. 11, 2018
Business		Manufacture and sell display products
Capital stocks							¥ 15,600

[1]

(*) For the year ended December 31, 2023, the Controlling Company contributed ~~W~~5,839 million in cash for the capital increase of LG DISPLAY FUND I LLC. There was no change in the Controlling Company’s percentage of ownership in LG DISPLAY FUND I LLC as a result of this additional investment.